LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 12 – LEASES

A.	The components of operating lease cost for the years ended December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Operating lease costs	41	55

B.	Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	61	51
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	-	16

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 12 – LEASES (continued)

C.	Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2024	2023

Operating leases:
Operating leases right-of-use asset	8	56

Current operating lease liabilities	7	41
Non-current operating lease liabilities	-	7
Total operating lease liabilities	7	48

Weighted average remaining lease term (years)	0.92	1.08

Weighted average discount rate	5%	4%

D.	Future minimum lease payments under non-cancellable leases as of December 31, 2024 were as follows:

2024

2025	7
Total operating lease payments	7
Less: imputed interest	-
Present value of lease liabilities	7

In September 2021, the Company signed a lease agreement for an office and operational space in Neve Yarak, Israel for a period of 1 year with monthly payments of $2 and an option to extend the agreement for an additional 2 years with monthly payment of $2.5 in the first option period and $2.75 in the second option period. The Company exercised its option to extend the lease agreement for an additional 2 years. On August 5, 2024, the lease agreement was extended for an additional one-year period, until August 31, 2025 with monthly payments of $2.4.

In December 2021, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $1. During August 2023, the Company terminated the lease agreement.

On December 15, 2021, the Company entered into a lease agreement for office space in Miami (the “Miami Lease”). The Miami Lease is for a period of 1 year with monthly payments of $0.6 and an option to extend the agreement for an additional 1 year with monthly payments of $0.63. A lease right-of-use asset and a related liability in the amount of $15 have been recognized in the balance sheet in respect of this lease. The Company exercised its option to extend the lease agreement for an additional year. On December 15, 2023, the Company entered into a new lease agreement for office space in Miami for a period of 1 year with monthly payments of $0.67 and an option to extend the agreement for an additional 1 year with monthly payments of $0.7. The Company exercised the option. A lease right-of-use asset and a related liability in the amount of $16 have been recognized in the balance sheet in respect of this lease.

In January 2022, the Company signed a car rental lease agreement for a period of 3 years with monthly payments of $1.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)